BANK PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
BANK PREMISES AND EQUIPMENT

NOTE 5 – BANK PREMISES AND EQUIPMENT

            The following table presents the Bank's assets by category at December 31, 2011 and 2010 (dollars in thousands):

	2011	2010

Land	$9,003	$9,008
Premises	20,784	19,233
Furniture and equipment	8,505	8,669
Leasehold improvements	1,398	1,487
	39,690	38,397
Less allowance for depreciation and amortization	(15,366)	(15,555)
	$24,324	$22,842

Annual provisions for depreciation and amortization of Bank premises and equipment totaled $1,270 for 2011, $1,195 for 2010 and $1,235 for 2009.  Included in premises, furniture and equipment cost and allowance for depreciation and amortization are certain fully depreciated assets totaling $6,518 at December 31, 2011.